Segment Information (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Total revenues	$ 431,431	$ 418,397
Income tax expense	(9,778)	(11,938)
NET INCOME/(LOSS)	(85,813)	32,740	[1]
Drybulk Segment (Member)
Total revenues	190,128	229,169
Income tax expense	0	0
NET INCOME/(LOSS)	(96,665)	(6,228)	[1]
Tanker Segment (Member)
Total revenues	5,348	0
Income tax expense	0	0
NET INCOME/(LOSS)	(563)	0
Drilling Rigs Segment (Member)
Total revenues	235,955	189,228
Income tax expense	(9,778)	(11,938)
NET INCOME/(LOSS)	$ 11,415	$ 38,968	[1]

[1]	As restated, see also Note 3